NestYield Visionary ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary Products - 4.1%
Tesla, Inc.(a)	6,283	$2,528,970

Health Care - 8.6%
Alnylam Pharmaceuticals, Inc.(a)	8,536	2,841,805
Eli Lilly & Co.	2,355	2,477,437
		5,319,242

Industrial Products - 21.9%
AeroVironment, Inc.(a)	10,753	2,712,444
Bloom Energy Corp. - Class A(a)	24,457	3,807,221
GE Vernova, Inc.	4,571	3,993,226
Vertiv Holdings Co. - Class A	11,486	2,927,667
		13,440,558

Materials - 5.6%
Coeur Mining, Inc.(a)	127,392	3,458,693

Media - 8.1%
Alphabet, Inc. - Class A	7,977	2,486,909
AppLovin Corp. - Class A(a)	5,722	2,487,754
		4,974,663

Software & Tech Services - 7.7%
CoreWeave, Inc. - Class A(a)	30,559	2,431,274
Palantir Technologies, Inc. - Class A(a)	16,759	2,299,167
		4,730,441

Tech Hardware & Semiconductors - 38.6%(b)
Advanced Micro Devices, Inc.(a)	7,173	1,436,106
Astera Labs, Inc.(a)	14,758	1,753,693
Broadcom, Inc.	4,230	1,351,697
Credo Technology Group Holding Ltd.(a)	15,490	1,739,062
Micron Technology, Inc.	5,932	2,446,179
NVIDIA Corp.	7,378	1,307,308
Sandisk Corp.(a)	8,191	5,204,234
Seagate Technology Holdings PLC	9,059	3,694,623
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,335	2,372,964
Teradyne, Inc.	7,482	2,394,464
		23,700,330

Utilities - 4.8%
Vistra Corp.		16,823	$2,925,351

TOTAL COMMON STOCKS (Cost $55,465,774)			61,078,248

PURCHASED OPTIONS - 0.5%(a)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.2%
Advanced Micro Devices, Inc., Expiration: 3/13/2026; Exercise Price: $220.00(e)	2,002,100	100	18,700
Astera Labs, Inc., Expiration: 3/13/2026; Exercise Price: $175.00	594,150	50	1,750
CoreWeave, Inc., Expiration: 3/13/2026; Exercise Price: $96.00	795,600	100	13,750
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $650.00(e)	42,510,300	700	350
Microsoft Corp., Expiration: 3/20/2026; Exercise Price: $435.00	2,749,180	70	5,495
Robinhood Markets, Inc., Expiration: 3/13/2026; Exercise Price: $89.00	758,500	100	5,150
Sandisk Corp., Expiration: 3/13/2026; Exercise Price: $550.00(e)	508,288	8	79,600
Total Call Options			124,795

Put Options - 0.3%
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $604.00(e)	42,510,300	700	163,800

TOTAL PURCHASED OPTIONS (Cost $709,860)			288,595

TOTAL INVESTMENTS - 99.9% (Cost $56,175,634)			$61,366,843
Other Assets in Excess of Liabilities - 0.1%			71,708
TOTAL NET ASSETS - 100.0%			$61,438,551

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

NestYield Visionary ETF

Schedule of Written Options Contracts

February 28, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (0.3)%(a)(b)	Amount	Contracts	Value
Call Options - (0.2)%
Advanced Micro Devices, Inc., Expiration: 3/6/2026; Exercise Price: $232.50	$(420,441)	(21)	$(336)
Coeur Mining, Inc., Expiration: 3/6/2026; Exercise Price: $28.50	(1,381,935)	(509)	(33,085)
GE Vernova, Inc., Expiration: 3/6/2026; Exercise Price: $930.00	(1,135,680)	(13)	(4,680)
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $617.00	(42,510,300)	(700)	(6,650)
Micron Technology, Inc., Expiration: 3/6/2026; Exercise Price: $435.00	(824,740)	(20)	(13,300)
Sandisk Corp., Expiration: 3/6/2026; Exercise Price: $710.00	(1,524,864)	(24)	(18,720)
Seagate Technology Holdings PLC, Expiration: 3/6/2026; Exercise Price: $437.50	(1,264,304)	(31)	(16,275)
Teradyne, Inc., Expiration: 3/6/2026; Exercise Price: $352.50	(704,066)	(22)	(4,620)
Vertiv Holdings Co., Expiration: 3/6/2026; Exercise Price: $267.50	(866,626)	(34)	(12,682)
Total Call Options			(110,348)

Put Options - (0.1)%
Invesco QQQ Trust, Expiration: 3/2/2026; Exercise Price: $597.00	(42,510,300)	(700)	(63,700)

TOTAL WRITTEN OPTIONS (Premiums received $220,311)			$(174,048)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.